EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net income from continuing operations, less non-controlling interests									$ 27,300	$ 22,529	$ 12,329
Net income from discontinued operations held for sale, net of income taxes									$ 6,985	$ 1,867	$ 1,437
Divided by:
Basic weighted average shares of common stock outstanding									28,501,897	28,459,309	18,989,500
Non-vested restricted stock									95,671	125,713	48,652
Diluted weighted average shares of common stock outstanding:									28,597,568	28,585,022	19,038,152
Basic earnings per common share:
Net income from continuing operations									$ 0.96	$ 0.79	$ 0.65
Net income from discontinued operations held for sale									0.25	0.07	0.08
Net income	$ 0.31	$ 0.33	$ 0.31	$ 0.25	$ 0.31	$ 0.14	$ 0.23	$ 0.17	1.20	0.86	0.72
Diluted earnings per common share:
Net income from continuing operations									0.95	0.79	0.65
Net income from discontinued operations held for sale									0.24	0.07	0.08
Net income	$ 0.31	$ 0.33	$ 0.31	$ 0.25	$ 0.31	$ 0.14	$ 0.23	$ 0.17	$ 1.20	$ 0.85	$ 0.72